Transactions with Related Parties - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 125	$ 552
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 68	$ 24